BURNHAM INVESTORS TRUST

Supplement dated December 15, 2003 to the Prospectus dated May 1, 2003, as revised December 15, 2003


The Burnham U.S. Treasury Money Market Fund will be renamed the
Burnham U.S. Government Money Market Fund on February 16, 2004.
Until that date, the following information is applicable.

THE FOLLOWING INFORMATION SUPERCEDES ANY CONTRARY INFORMATION
CONTAINED IN THE PROSPECTUS:

Until February 16, 2004, the name of the Burnham U.S. Government
Money Market Fund is the Burnham U.S. Treasury Money Market Fund (the
"Fund").

THE FOLLOWING INFORMATION SUPERCEDES THE SECOND AND THIRD SENTENCE OF THE FIRST PARAGRAPH FOUND UNDER THE HEADING "MAIN STRATEGIES" ON PAGE 14 OF THE PROSPECTUS UNTIL FEBRUARY 16, 2004:

The fund invests at least 80% of its assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The fund's remaining securities will be invested in debt obligations of U.S. government agencies backed by the full faith and credit of the U.S. government.

Call Burnham Investors Trust at 1-800-462-2392 for more information.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THE PROSPECTUS AND STATEMENT OF
              ADDITIONAL INFORMATION FOR FUTURE REFERENCE.